Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 326,441	$ 466,544
Accounts receivable, net	72,971	30,218
Inventory	18,564	11,122
Other current assets	28,039	17,298
Total current assets	446,015	525,182
Non-current assets
Property, plant and equipment	3,261	4,066
Right-of-use assets	6,720	7,164
Intangible assets	14,360	13,582
Interest in joint venture	31,152	41,236
Deferred tax asset	26,757	26,049
Other long-term assets	903	693
Total non-current assets	83,153	92,790
Total assets	529,168	617,972
Current liabilities
Accounts payable	12,351	12,080
Other current liabilities	73,035	50,497
Lease liabilities, short-term	1,097	1,029
Current income tax payable	0	3,754
Total current liabilities	98,957	73,935
Non-current liabilities
Convertible loans, derivatives	0	37,947
Warrant obligations	1,788	0
Deferred royalty obligation, long-term	212,353	218,664
Deferred gain of joint venture	23,539	23,539
Lease liabilities, long-term	6,564	6,994
Defined benefit pension liabilities	0	3,652
Total non-current liabilities	341,484	377,949
Total liabilities	440,441	451,884
Equity attributable to owners of the parent
Share capital	7,312	6,445
Share premium	1,007,452	981,827
Treasury shares	(679)	(128)
Other reserves	155,683	102,646
Cumulative translation adjustments	(356)	183
Cumulative translation adjustments	(1,080,685)	(924,885)
Total equity attributable to owners of the parent	88,727	166,088
Total liabilities and equity	529,168	617,972
Senior secured term loans, short-term
Current liabilities
Short-term loans	12,474	0
Non-current liabilities
Long-term loans	97,240	0
Convertible loans, short-term
Current liabilities
Short-term loans	0	6,575
Non-current liabilities
Long-term loans	$ 0	$ 87,153